Commitments and Contingencies	12 Months Ended
Dec. 31, 2025
Commitments and Contingencies [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE 25 – COMMITMENTS AND CONTINGENCIES

Contingencies

The Company may from time to time be involved in various legal proceedings, claims and other disputes arising from the commercial operations, projects, employees and other matters which, in general, are subject to uncertainties and in which the outcomes are not predictable. The Company determines whether an estimated loss from a contingency should be accrued by assessing whether a loss is deemed probable and can be reasonably estimated. The following are legal proceedings for the fiscal year ended December 31, 2025 for which the Company has determined material.

On March 17, 2025, Beijing Xindahang Technology Co., Ltd. (“Xindahang”) brought a claim against Sunrise Guizhou in the Daxing’s People’s Court of Beijing City, alleging breach of contract arising from Sunrise Guizhou’s alleged failure to pay financial advisory service fees of RMB2,145,000, or $306,731. The financial advisory service was associated with Sunrise Guizhou’s share issuance to Xinyang Partnership and the fee was 3% of the total proceeds received. On December 26, 2025, a judgment was made by the Court, which ruled in Xindahang’s favor. Sunrise Guizhou filed an appeal with Beijing Second Intermediate People's Court on January 7, 2026. On April 30, 2026, the court made the decision that the appeal was rejected and the original judgement was upheld.

On August 22, 2025, the supplier of Sunrise Guizhou, Hubei Jinhua New Material Technology Co., Ltd. (“Hubei Jinhua”) brought a claim for a breach of contract against Sunrise Guizhou in the Xianfeng’s People’s Court of (the “Hubei Province Court”), alleging that Sunrise Guizhou failed to pay the goods purchased with an aggregated price of RMB20,541,007, or $2,867,414. RMB20,978,100, or $2,928,430 in a bank account of Sunrise Guizhou was frozen by Hubei Jinhua for the unpaid purchase price, its interests, legal fees, and litigation charges. As of the date of this consolidated financial statement, the freeze on the bank account has been lifted. On November 27, 2025, a judgment was made by the Hubei Province Court, which ruled in Hubei Jinhua’s favor. On January 23, 2026, Sunrise Guizhou appealed to the Enshi Tujia and Miao Autonomous Prefecture Intermediate People’s Court. On March 4, 2026, Sunrise Guizhou’s appeal was rejected and the original judgment was upheld. Sunrise Guizhou has paid Hubei Jinhua as of the date of this consolidated financial statement, and the freeze on the bank account has been lifted.

On September 8, 2025, Zibo Caijin Holding Group Co., Ltd. (“Zibo Caijin”) brought a civil claim against the VIE in Zhangdian District People’s Court of Zibo City (“Zhangdian District Court”), Shandong Province, alleging that the VIE failed to relocate its address to Zibo City and should return the government relocation subsidy and its interest for a total amount of RMB 23,813,452, or $3,405,278. Zibo Caijin also alleged that Mr. Haiping Hu and Zhuhai Investment should assume joint and several liability pursuant to the guaranty. The Company disputed the Zibo Caijin’s claim, as the VIE has been relocated to Zibo City and registered with the local bureau. No judgment has been made by Zhangdian District Court as of the date of this consolidated financial statement. The VIE’s portion in the investment of Jiazhong and Jinshuibanlv had been  frozen by Zibo Caijin on January 19, 2026 for a period of three years. The Company cannot predict the outcome or impact from the foregoing proceeding.

On September 29, 2025, Sunrise Guizhou brought a civil claim in Anlong County People’s Court against Ms. Huiyu Du, the former legal representative of Sunrise Guizhou, for a loss of RMB 43,930,640, or $6,281,998, that resulted from her misconduct and decision-making mistakes during her employment. Regarding the former management officials’ misconduct, Sunrise Guizhou also filed a criminal complaint with the local public security authorities. On February 9, 2026, the case was accepted by the Anlong County Public Security Bureau. Since the case was suspected of involving a criminal offense and had been accepted by the Anlong County Public Security Bureau for investigation, the Anlong County People’s Court made the decision to dismiss the lawsuit on April 20, 2026. This case is still under criminal investigation as of the date of this consolidated financial statement. Sunrise Guizhou intends to vigorously claim its rights in these matters; however, the Company cannot predict the outcome or impact from such proceedings.

On November 17, 2025, Zibo Caijin brought another civil claim against the VIE in Zhangdian District People’s Court of Zibo City, Shandong Province, alleging that the VIE should compensate Zibo Caijin’s losses by returning the consultation service revenue of RMB 50,000,000, or $7,149,905. The consultation revenue was associated with services provided to Zibo Caijin on investment referrals, initial public offering consultations, investment and financing consultation services during the fiscal year ended December 31, 2020. Zibo Caijin also alleged that Mr. Haiping Hu and Zhuhai Investment should assume joint and several liability, as Mr. Haiping Hu and Zhuhai Investment guaranteed that the VIE and its subsidiaries in Zibo City would be able to pay local taxes for an aggregate amount of RMB 50,000,000 from the year 2021 to 2026. The VIE disputed Zibo Caijin’s claim, as Zibo Caijin had acknowledged the services and confirmed the receipt of the services in writing during the year 2020. The title to the VIE’s building, with a cost of RMB 19,519,182, or $2,791,206, had been frozen by Zibo Caijin and the VIE is prohibited from transferring the title commencing on January 19, 2026 for a period of three years. No judgement has been made by the Zhangdian District People’s Court as of the date of this consolidated financial statement. The Company cannot predict the outcome or impact from the foregoing proceeding.

In addition to the aforementioned lawsuits, the Company is also a party to several legal proceedings or claims that the Company believes are immaterial. Litigation liabilities in an aggregate amount of $726,580 with respect to such legal proceedings and claims have been recorded in accrued expenses and other current liabilities as of December 31, 2025. The outcomes of such legal proceedings cannot be predicted as of the date of this consolidated financial statement and the Company does not believe these actions, in the aggregate, will have a material adverse impact on its financial position, results of operations or liquidity.